SCHEDULE OF OPERATING LEASE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Right-of-use Assets
Short-term lease expense (other than ASC 842)	$ 266	$ 802	$ 789
Total lease expense	$ 266	$ 802	$ 789